UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   OCTOBER 20, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      77

Form 13F Information Table Entry Total:       $213,834,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1831    24964 SH       SOLE                                      24964
Abbott Labs                    COM              002824100     4173    98422 SH       SOLE                                      98422
Amgen Inc                      COM              031162100      898    11274 SH       SOLE                                      11274
Anglogold Ashanti Ltd (4/04 na COM              035128206     3182    74975 SH       SOLE                                      74975
Assoc Banc-Corp                COM              045487105      631    20698 SH       SOLE                                      20698
BHP Billiton LTD               COM              088606108     4065   118930 SH       SOLE                                     118930
BP PLC                         COM              055622104     8947   126279 SH       SOLE                                     126279
Baker Hughes Inc               COM              057224107     4281    71730 SH       SOLE                                      71730
Bank of Hawaii Corp fmly Pacif COM              062540109      256     5200 SH       SOLE                                       5200
BellSouth Corp                 COM              079860102      313    11916 SH       SOLE                                      11916
CVS Corp                       COM              126650100     1153    39740 SH       SOLE                                      39740
Caterpillar Inc                COM              149123101     3318    56485 SH       SOLE                                      56485
Chevron Corp                   COM              166764100     5908    91273 SH       SOLE                                      91273
Cisco Systems                  COM              17275R102      239    13325 SH       SOLE                                      13325
Citigroup Inc                  COM              172967101     2314    50839 SH       SOLE                                      50839
ConocoPhillips                 COM              20825c104     8119   116140 SH       SOLE                                     116140
Developers Diversified Rlty    COM              251591103     1565    33515 SH       SOLE                                      33515
Dominion Resources             COM              25746u109     5224    60641 SH       SOLE                                      60641
Duke Realty Corp               COM              264411505     2029    59896 SH       SOLE                                      59896
Emerson Elec                   COM              291011104      289     4020 SH       SOLE                                       4020
Enbridge Energy Partners L P   COM              29250r106     3909    70225 SH       SOLE                                      70225
Encana Corp                    COM              292505104     1635    28036 SH       SOLE                                      28036
Exxon Mobil Corp               COM              30231g102    10042   158037 SH       SOLE                                     158037
First American Bankshares      COM                             829     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2201    31983 SH       SOLE                                      31983
General Dynamics               COM              369550108     3388    28340 SH       SOLE                                      28340
General Electric               COM              369604103     8285   246068 SH       SOLE                                     246068
Genuine Parts                  COM              372460105      259     6027 SH       SOLE                                       6027
Goldcorp Inc                   COM              380956409      942    47005 SH       SOLE                                      47005
Grainger W W                   COM              384802104      267     4250 SH       SOLE                                       4250
Gulf Keystone Petro            COM              g4209g100       23    15000 SH       SOLE                                      15000
HSBC Holdings PLC              COM              404280406      612     7540 SH       SOLE                                       7540
Health Care Realty Tr.         COM              421946104     2795    69629 SH       SOLE                                      69629
Home Depot                     COM              437076102     1038    27226 SH       SOLE                                      27226
IBM Corp                       COM              459200101     2023    25213 SH       SOLE                                      25213
Illinois Tool Works            COM              452308109     3371    40940 SH       SOLE                                      40940
Intel Corp                     COM              458140100     2604   105644 SH       SOLE                                     105644
J.P. Morgan Chase & Co         COM              46625h100      834    24592 SH       SOLE                                      24592
Johnson&Johnson                COM              478160104     7277   115003 SH       SOLE                                     115003
Kellogg Co                     COM              487836108     2512    54446 SH       SOLE                                      54446
Kimberly Clark                 COM              494368103      403     6765 SH       SOLE                                       6765
Kimco Rlty Corp                COM              49446r109      226     7200 SH       SOLE                                       7200
Liberty Property               COM              531172104     5533   130065 SH       SOLE                                     130065
Lockheed Martin Corp.          COM              539830109     3205    52509 SH       SOLE                                      52509
Marshall & Ilsley              COM              571834100     4934   113391 SH       SOLE                                     113391
McDonald's Corp                COM              580135101      378    11296 SH       SOLE                                      11296
McGraw-Hill                    COM              580645109      697    14508 SH       SOLE                                      14508
Microsoft Corp                 COM              594918104     2695   104732 SH       SOLE                                     104732
Newmont Mining Corp            COM              802176107     4737   100430 SH       SOLE                                     100430
Nokia Corp Spons ADR           COM              654902204      537    31735 SH       SOLE                                      31735
Northern Border Partners L P   COM              664785102     4557    95235 SH       SOLE                                      95235
Northern States Financial Corp COM              665751103      222     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102     2104    39340 SH       SOLE                                      39340
Pepsico, Inc.                  COM              713448108     4773    84167 SH       SOLE                                      84167
Petro Canada                   COM              71644e102      635    15220 SH       SOLE                                      15220
Pfizer Inc                     COM              717081103     4269   170966 SH       SOLE                                     170966
Placer Dome                    COM              725906101     1713    99895 SH       SOLE                                      99895
Plum Creek Timber Co. Inc.     COM              729251108     4391   115817 SH       SOLE                                     115817
Procter & Gamble               COM              742718109     5575    93763 SH       SOLE                                      93763
Raytheon Co Com New            COM              755111507      917    24125 SH       SOLE                                      24125
Royal Dutch Shell Cl A         COM              780259206     1332    20300 SH       SOLE                                      20300
SBC Commun Inc.                COM              78387G103     1005    41914 SH       SOLE                                      41914
Schlumberger                   COM              806857108     5684    67361 SH       SOLE                                      67361
Sprint Nextel Corp Fon Shares  COM              852061100      205     8610 SH       SOLE                                       8610
Suncor Energy Inc              COM              867229106     8181   135161 SH       SOLE                                     135161
Sysco Corp                     COM              871829107     5336   170095 SH       SOLE                                     170095
Tribune Co                     COM              896047107      242     7150 SH       SOLE                                       7150
U.S. Bancorp                   COM              902973304     3864   137624 SH       SOLE                                     137624
Union Pacific                  COM              907818108      711     9920 SH       SOLE                                       9920
United Parcel SVC Inc          COM              911312106     2643    38235 SH       SOLE                                      38235
United Tech Corp               COM              913017109      218     4200 SH       SOLE                                       4200
Verizon Comm. (Frmly GTE & Bel COM              92343v104     4137   126551 SH       SOLE                                     126551
Vodafone Group PLC             COM              92857w100      343    13215 SH       SOLE                                      13215
Walgreen Co                    COM              931422109     6121   140878 SH       SOLE                                     140878
Wells Fargo                    COM              949746101     3642    62174 SH       SOLE                                      62174
Wisconsin Energy               COM              976657106      253     6350 SH       SOLE                                       6350
Wyeth                          COM              983024100     3833    82830 SH       SOLE

											FORM 13F INFORMATION TABLE